Shareholders Equity (Details Narrative) - ARS ($)		1 Months Ended		12 Months Ended
	Oct. 26, 2020	Oct. 30, 2019	Oct. 29, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 19, 2021	Dec. 18, 2012
Statement [Line Items]
Nominal value, per shares (in argentine peso per share)							$ 1	$ 0.1
Increase of nominal value, per shares (in argentine peso per share)							$ 100	$ 1
Number of shares par value increase								20,264
Number of shares outstanding				541,230,019
Common stock par value				$ 100
Legal reserve, description				5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital).
Reserve					$ 13,886,000,000	$ 13,886,000,000
Dividend, per shares (in argentine peso per share)				$ 24.10	$ 10.45	$ 12.02
Dividend	$ 13,045,000,000	$ 1,318,000,000	$ 1,513,000,000
Canceled dividends				$ 13,043,000,000	$ 1,318,000,000	$ 1,513,000,000
Special Reserve [Member]
Statement [Line Items]
Reserve			$ 51,688,000,000	9,816,000,000	226,000,000
Revaluation surplus [Member]
Statement [Line Items]
Reserve				$ 566,000,000	$ 411,000,000